Other assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other assets.
Prepaid expenses	[1]	R$ 37,527	R$ 29,743
Rental security deposits		3,179	2,471
Advance payments to suppliers		242	162
Others		975	592
Total		41,923	32,968
Current		38,269	29,994
Non-current		3,654	2,974
Total		R$ 41,923	R$ 32,968

[1]	Prepaid expenses are mostly comprised of prepaid insurance, mainly related to the directors and officers liability insurance, consulting, and software support prepayments.